Acquisition, disposal and other transactions (Tables)	12 Months Ended
Dec. 31, 2019
Acquisition, disposal and other transactions [abstract]
Disclosure of detailed information about acquisition
Date of disposal
RMB’000
Net assets disposed of：
Property, plant and equipment	54,572
Intangible assets	56,364
Inventories	6,170
Accounts receivable	61,101
Other receivable and assets	23,955
Cash and cash equivalents	1,667

Accounts payable and other liabilities	177,429
Interest-bearing loans and borrowings	353,000

Net liabilities	(326,600)

Gain on disposal of Luoyang Yangguang	326,600
Loss on receivables due from Luoyang Yangguang	(215,800)

Net impact on disposal	110,800

Consideration	-

Analysis of the cash flow of cash and cash equivalents in respect of the disposal of bankrupt subsidiary
Date of disposal

Cash consideration received	-
Cash and bank balances disposed of	(1,667)

Net outflows of cash and cash equivalents in respect of disposal of Luoyang Yangguang	(1,667)